Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Profit (loss) before income taxes	$ 61,104	$ (38,316)	$ (6,260)
Non-cash adjustment to reconcile profit (loss) before tax to net cash used in operating activities:
Amortization and impairment of property, plant and equipment	3,353	4,594	3,979
Amortization and impairment of intangible assets	60,690	7,348	8,036
Share-based payment expense	4,090	7,104	5,477
Increase (Decrease) in provisions	191	(97)	207
Interest expense, net	22,878	11,233	10,857
Change in the fair value of convertible debt embedded derivative	(3)	(3,200)	(6,878)
Debt amendments	(13,952)	(247)	(476)
Foreign exchange loss (gain)	(29)	741	(394)
Loss (gain) on disposal of assets	(157,095)	0	24
Working capital adjustments:
Decrease (Increase) in trade receivables and other receivables	3,637	(41)	6,660
Decrease (Increase) in inventories	3,141	3,052	(2,954)
Increase in research tax credit receivable	(2,081)	(3,204)	(1,556)
Increase (Decrease) in trade payables and other liabilities	(13,076)	7,252	(6,970)
Increase (Decrease) in contract liabilities	5,978	(199)	(6,171)
Increase (Decrease) in government grant advances	2,416	(1,080)	(2,456)
Income tax paid	(753)	(2,201)	(2,964)
Net cash flow used in operating activities	(19,511)	(7,261)	(1,839)
Investing activities:
Purchase of intangible assets and property, plant and equipment	(3,316)	(5,457)	(7,169)
Capitalized development expenditures	(16,428)	(24,115)	(15,494)
Sale (Purchase) of financial assets	(30)	(41)	1,548
Decrease (Increase) of short-term deposit	(53,000)	5,000	(5,000)
Interest received	850	176	68
Proceeds from sales of property, plant and equipment	165,611	0	0
Net cash flow from (used in) investments activities	93,687	(24,437)	(26,047)
Financing activities:
Public and private equity offering proceeds, net of transaction costs paid	0	25,450	30,111
Proceeds from interest-bearing receivables financing, net	3,329	1,483	3,046
Proceeds from interest-bearing research project financing	934	545	0
Proceeds from borrowings	14,000	9,000	0
Repayment of loans	(23,000)	0	0
Repayment of government loans	(1,705)	(1,126)	(958)
Repayment of convertible debt	(54,935)	0	0
Repayment of interest-bearing research project financing	(1,316)	(939)	(812)
Payment of lease liabilities	(1,508)	(1,321)	(1,205)
Interest paid	(6,587)	(1,356)	(1,467)
Net cash flows from (used in) financing activities	(70,788)	31,736	28,715
Net increase in cash and cash equivalents	3,388	38	829
Net foreign exchange difference	0	(4)	7
Cash and cash equivalents at January 1	5,705	5,671	4,835
Cash and cash equivalents at period end	$ 9,093	$ 5,705	$ 5,671